Investments	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Investments

8.	Investments

On January 10, 2023, the Company entered into an investment and licensing option agreement (the “IPL Agreement”) with Integrals Power Limited (“IPL”) under the terms of which the Company acquired 7,386 IPL shares for £50,000 ($83,060). Under the terms of the IPL Agreement, IPL granted an option to acquire a license to use IPL technology in a facility of a production capacity of up to 1,000-tonnes of LFP CAM for a further payment of £950,000. IPL also granted the Company another option to acquire, for an additional upfront payment of £1,000,000, a license to use IPL technology in a facility of a production capacity beyond 1,000-tonnes. The Company is committed to a 1.5% royalty per kilogram of LFP CAM sold from a facility that uses IPL technology.

A continuity of investments is as follows:

$
Balance, February 28, 2025	168,174
Gain on foreign currency translation	1,786
Balance, February 28, 2026	169,960

Balance, February 28, 2026	169,960
Gain on foreign currency translation	3,830
Balance, August 31, 2026	173,790